Inventories, Net - Schedule of Impairment Provided for Inventories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Impairment Provided for Inventories [Abstract]
Balance at the beginning of the period	$ 251,642	$ 241,288
Current period addition	62,892
Reduction	(89,761)	(154,188)
Foreign currency translation adjustment	(8,196)	2,825
Balance at the end of the period	$ 216,577	$ 89,925